Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [Abstract]
Trade and other receivables
	June 30, 2023 £’000	December 31, 2022 £’000
Trade receivables	32,273	27,736
Other receivables	5,525	7,682
Prepayments and accrued income	10,660	11,293
	48,458	46,711